Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Current assets [abstract]
Cash and cash equivalents	$ 37,000,648	$ 31,323,346
Receivables and prepaid expenses	844,877	709,295
Loan receivable - current portion	31,515
Total Current Assets	37,877,040	32,032,641
Long-Term Deposits	30,204	21,121
Restricted Cash	23,100	1,928,641
Loan receivable - non-current portion	146,733
Property, Plant and Equipment	2,091,519	1,436,077
Right-of-Use Assets	1,085,584	947,310
Exploration and Evaluation Assets	72,330,024	61,348,921
Total Assets	113,584,204	97,714,711
Current Liabilities
Trade and other payables	3,346,166	1,310,553
Current reclamation and remediation liability	2,444,386	2,319,140
Current lease liability	470,713	305,638
Current equipment financing liability	168,510
Due to related parties	816,811	509,731
Total Current Liabilities	7,246,586	4,445,062
Long-Term Lease Liabilities	719,566	717,042
Long-Term Equipment Financing Liability	459,252
Non-current portion of reclamation and remediation liability	51,905,753	41,993,019
Total Liabilities	60,331,157	47,155,123
Shareholders' Equity
Share Capital	131,327,665	103,572,785
Reserves	7,458,553	5,186,287
Accumulated Other Comprehensive Loss	(1,019,733)	(849,663)
Accumulated Deficit	(84,513,438)	(57,349,821)
Total Equity	53,253,047	50,559,588
Total Liabilities and Equity	$ 113,584,204	$ 97,714,711